Average Annual Total Returns - Vanguard Global Equity Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI ACWI Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI Index (reflects no deduction for fees or expenses) 10 Years
Total	22.38%	14.28%	10.92%	21.55%	13.24%	10.23%	13.81%	11.27%	8.90%	16.25%	12.26%	9.13%